Stock-based compensation - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure
Grant of options on ordinary shares under the ESOP			0
Options exercised	2,647,019
Options vested	3,041,452	245,165
Options exercisable in ordinary shares, non vested	1,200
Board Members
Defined Benefit Plan Disclosure
Options granted	3,041,452	245,165
Options exercised	2,569,953
Value of options granted	$ 11,260,701
Class F Shares
Defined Benefit Plan Disclosure
Options granted	3,042,652	23	77
Grant of options on ordinary shares under the ESOP	0
Options exercised		100
Options vested		23